Borrowings (Narrative) (Details)				1 Months Ended		12 Months Ended
	Jun. 27, 2022 USD ($)	Jan. 17, 2020 USD ($)	Sep. 21, 2017 USD ($)	Apr. 30, 2021 USD ($)	Sep. 30, 2020 USD ($) installment	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 21, 2022 USD ($)	Jul. 31, 2022 USD ($)	Sep. 30, 2020 BRL (R$)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 BRL (R$)
Disclosure Of Borrowings [Line Items]
Payments for debt issue costs						$ 0	$ 2,019,000	$ 7,507,000
Number of Installment | installment					3
Line of credit facilities, remaining borrowing capacity						$ 111,198,000
Maximum
Disclosure Of Borrowings [Line Items]
Ratio Of Net Debt To Adjusted EBITDA						0.0325
Minimum
Disclosure Of Borrowings [Line Items]
Ratio Of Adjusted EBITDA To Interest						0.025
Notes 2024 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate			6.50%
Notional amount			$ 425,000,000	$ 255,000,000						$ 102,876,000
Payments for debt issue costs			$ 6,683,000
Tender Consideration				1,000
Early tender payment				50
Denomination for conversion of debt				$ 1,000
Debt issuance effective rate			6.90%
Repurchased amount									$ 67,124,000	57,876,000
Redemption price										$ 45,000,000
Redemption price, percentage									101.625%
Notes 2027 [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate		5.50%
Notional amount		$ 350,000,000
Debt Instrument Issued Price, Percent		99.285%		101.875%
Borrowings Yield Rate		5.625%		5.117%
Borrowings, Number Of Guarantors | item						2
Payments for debt issue costs		$ 5,004,000		$ 2,019,000
Denomination for conversion of debt	$ 1,000
Debt issuance effective rate		5.88%
Consent fee	$ 10.00
New 2027 Notes [Member]
Disclosure Of Borrowings [Line Items]
Notional amount				$ 150,000,000
Banco Santander [Member]
Disclosure Of Borrowings [Line Items]
Notional amount					$ 3,441,000						R$ 19,410,000	$ 20,000,000	R$ 77,640,000
Banco Santander [Member] | Floating interest rate [member]
Disclosure Of Borrowings [Line Items]
Adjustment to base rate					3.55%						3.55%